UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		February 15, 2006


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		8

Form 13F Information Table Value Total:		$ 580,573.4713







List of Other Included Managers:			None

                                                      FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3  Column 4  Column 5         Column 6   Column 7 Column8

                                              VALUE    SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP   (x$1000)   PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE  SHARED NONE

Anglo American       ADR          03485P102    203,3525,846,800sh        Sole              5,846,800
Anglogold Ashanti    Spsrd ADR    035128206     76,5701,552,200sh        Sole              1,552,200
Aracruz Cellulose SA Spsrd ADR    038496204    117,4292,935,000sh        Sole              2,935,000
China Mobile HK      LTD-SP ADR   16941M109      1,083   45,069sh        Sole                45,069
Ericsson L M Tel Co. ADR CL B SEK1294821608     16,662  484,360sh        Sole               484,360
Rio Tinto PLC        Spsrd ADR    767204100      2,894   15,833sh        Sole                15,833
Royal Dutch Pete Co  NY Reg       780259206    158,5032,577,701sh        Sole              2,577,701
Sony Corp            ADR          835699307      4,080  100,000sh        Sole               100,000























